Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Acquisitions

SmartReceipt Acquisition

On March 12, 2014, the Company entered into an Asset Purchase Agreement (“Asset Purchase Agreement”) with SmartReceipt, Inc., a Delaware corporation (“SmartReceipt”).  The closing of the transactions under the Asset Purchase Agreement took place on March 12, 2014.  Pursuant to the Asset Purchase Agreement, the Company acquired all of the assets of SmartReceipt in exchange for:

●	the Company’s payment at closing of $2.212 million of cash, net of a $150,000 loan made by the Company to SmartReceipt in January 2014;

●	the Company’s issuance of 504,884 shares of its $0.001 par value common stock; and

●	The Company’s earn-out payment of 200% of the “eligible revenue” of the Company over the 12 month period following the close of the transaction (“earn-out period”). The “eligible revenue” will consist of: 100% of Company revenue derived during the earn out period from the sale of SmartReceipt products and services to certain SmartReceipt clients as of the close (the “designated SmartReceipt clients”); plus 50% of Company revenue derived during the earn out period from the sale of Company products and services to the designated SmartReceipt clients, plus 50% of the Company revenue derived during the earn out period from the sale of SmartReceipt products and services to Company clients who are not designated SmartReceipt clients. The earn-out payment will be payable in common shares of the Company (valued at the Closing VWAP) no later than the 90th day following the end of the earn-out period. For purposes of the foregoing, the “Closing VWAP” means the volume weighted average trading price of the Company’s common stock for the 90 trading days preceding the initial close of the transactions under the Asset Purchase Agreement.

Pursuant to the Asset Purchase Agreement, SmartReceipt has agreed that 50% of the shares issuable to SmartReceipt or its shareholders at the initial closing will be held back by the Company for a period of 12 months and will be subject to cancellation based on indemnification claims of the Company.

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Accounts receivable, net	$161,664
Other assets	6,620
Customer relationships	2,010,000
Developed technology	260,000
Trade name	176,000
Goodwill	2,890,801
Total assets acquired	5,505,085
Liabilities assumed	(191,561)
Net assets acquired	$5,313,524

The purchase price consists of the following:

Cash	$2,368,019
Earn Out	2,273,000
Common stock	672,505
Total purchase price	$5,313,524

The following information presents unaudited pro forma consolidated results of operations for the three months ended March 31, 2014 as if the SmartReceipt acquisition described above had occurred on January 1, 2014. The following unaudited pro forma financial information gives effect to certain adjustments, including the increase in stock based compensation expense that had not been valued prior to acquisition. The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

Mobivity Holdings Corp.
Unaudited Pro Forma Condensed Consolidated Statement of Operations
For the quarter ended March 31, 2014

	Mobivity	SR	Pro forma adjustments	Pro forma combined
Revenues
Revenues	$903,215	$214,139	$-	$1,117,354
Cost of revenues	260,893	54,410	-	315,303
Gross margin	642,322	159,729	-	802,051

Operating expenses
General and administrative	1,129,953	231,084	4,230 (a)	1,365,267
Sales and marketing	941,085	60,077	-	1,001,162
Engineering, research, and development	297,933	139,649	-	437,582
Depreciation and amortization	68,083	403	-	68,486
Total operating expenses	2,437,054	431,213	4,230	2,872,497

Loss from operations	(1,794,732)	(271,484)	(4,230)	(2,070,446)

Other income/(expense)
Interest income	1,731	-	-	1,731
Interest expense	(826)	-	-	(826)
Change in fair value of derivative liabilities	30,079	-	-	30,079
Gain on adjustment in contingent consideration	-	-	-	-
Total other income/(expense)	30,984	-	-	30,984

Loss before income taxes	(1,763,748)	(271,484)	(4,230)	(2,039,462)

Income tax expense	-	-	-	-

Net loss	$(1,763,748)	$(271,484)	$(4,230)	$(2,039,462)

Net loss per share - basic and diluted	$(0.10)			$(0.12)

Weighted average number of shares
during the period - basic and diluted	17,490,954			17,384,367

Pro Forma Adjustments

The following pro forma adjustments are based upon the value of the tangible and intangible assets acquired as determined by an independent valuation firm.

(a)   Represents stock based compensation in conjunction with the transaction.

The following information presents unaudited pro forma consolidated results of operations for the year ended December 31, 2013 as if the SmartReceipt acquisition described above had occurred on January 1, 2013. The following unaudited pro forma financial information gives effect to certain adjustments, including the increase in stock based compensation expense that had not been valued prior to acquisition. The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

Mobivity Holdings Corp.
Unaudited Pro Forma Condensed Consolidated Statement of Operations
For the year ended December 31, 2013

	Mobivity	SR	Pro forma adjustments		Pro forma combined
Revenues
Revenues	$4,093,667	$834,250	$-		$4,927,917
Cost of revenues	1,122,037	243,209	-		1,365,246
Gross margin	2,971,630	591,041	-		3,562,671

Operating expenses
General and administrative	3,416,850	211,271	446,094	(a)	4,074,215
Sales and marketing	3,469,383	339,615	-		3,808,998
Engineering, research, and development	824,653	644,330	-		1,468,983
Depreciation and amortization	270,579	3,970	-		274,549
Goodwill impairment	1,066,068	-	-		1,066,068
Intangible asset impairment	644,170	-	-		644,170
Total operating expenses	9,691,703	1,199,186	446,094		11,336,983
Loss from operations	(6,720,073)	(608,145)	(446,094)		(7,774,312)

Other income/(expense)
Interest income	747	-	-		747
Interest expense	(6,348,186)	(117,944)	-		(6,466,130)
Change in fair value of derivative liabilities	(3,766,231)	-	-		(3,766,231)
Gain on Debt Extinguishment	103,177	-	-		103,177
Gain on adjustment in contingent consideration	(28,465)	-	-		(28,465)
Total other income/(expense)	(10,038,958)	(117,944)	-		(10,156,902)

Loss before income taxes	(16,759,031)	(726,089)	(446,094)		(17,931,214)

Income tax expense	-	-	-		-

Net loss	$(16,759,031)	$(726,089)	$(446,094)		$(17,931,214)

Net loss per share - basic and diluted	$(1.58)				$(1.61)

Weighted average number of shares
during the period - basic and diluted	10,612,007				11,116,891

Pro Forma Adjustments

The following pro forma adjustments are based upon the value of the tangible and intangible assets acquired as determined by an independent valuation firm.

(b)   Represents stock based compensation in conjunction with the transaction.

Sequence Acquisition

In May 2013, we acquired certain assets of Sequence, LLC (“Sequence”) pursuant to an asset purchase agreement. Pursuant to the asset purchase agreement, we acquired all application software, URL’s, websites, trademarks, brands, customers and customer lists from Sequence. We assumed no liabilities of Sequence.

The purchase price consisted of: (1) $300,000 in cash; (2) 750,000 shares of our common stock valued based on the closing market price on the acquisition date at $183,750; and (3) twenty-four monthly earn-out payments consisting of 10% of the eligible monthly revenue subsequent to closing with a fair value of $224,000.

We completed the acquisition in furtherance of our strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with our purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition was accounted for as a business combination and we valued the assets acquired at their fair values on the date of acquisition. An independent valuation expert assisted us in determining these fair values. The assets of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

The allocation of the purchase price to the assets acquired based upon fair value determinations was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

The purchase price consisted of the following:

Cash	$300,000
Common stock	183,750
Earn-out payable	224,000
Total purchase price	$707,750

Pro forma results of operations were not included due to the investment test not reaching the level of a significant acquisition.

Front Door Insights Acquisition

In May 2013, we acquired certain assets and liabilities of Front Door Insights, LLC (“FDI”), pursuant to an asset purchase agreement. The assets and liabilities acquired from FDI consisted of cash on hand, accounts receivable, all rights under all contracts other than excluded contracts, prepaid expenses, all technology and intellectual property rights, accounts payable, and obligations under a commercial lease.

The purchase price consisted of: (1) $100,000 in cash; (2) a non-interest bearing promissory note in the principal amount of $1,400,000, which was discounted by $34,904; and (3) 7,000,000 shares of our common stock valued based on the closing market price on the acquisition date at $1,112,310.

The asset purchase agreement included a working capital adjustment pursuant to which the number of shares issuable to FDI would be increased, or decreased, in the event the working capital of FDI exceeds, or is less than, $10,000, respectively, as of the closing.  The working capital adjustment due to us is $1,552, and the parties determined to settle this amount in cash.

The asset purchase agreement contains customary representations, warranties and covenants by the parties, including each party’s agreement to indemnify the other against any claims or losses arising from their breach of the asset purchase agreement.  FDI and its members have also agreed that for a period of three years following the closing not to engage in the business of providing interactive mobile marketing platforms or services or to solicit the pre-closing clients, vendors or employees of FDI, except in each case on our behalf.

We completed the acquisition in furtherance of our strategy to acquire small, privately owned enterprises in the mobile marketing sector through an asset purchase structure. This acquisition was consistent with our purchase price model in which equity will represent most of the purchase price plus a small cash component and, in some cases, the assumption of specific liabilities.

The acquisition was accounted for as a business combination and we valued all assets and liabilities acquired at their fair values on the date of acquisition. An independent valuation expert assisted us in determining these fair values. The assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of the acquisition.

During the year ended December 31, 2014, we adjusted the liabilities assumed in the transaction, in accordance with the asset purchase agreement, from $162,886 to $46,219, which resulted in an increase in additional paid-in capital of $78,000 and a reduction of goodwill of $38,667.

The allocation of the purchase price to assets and liabilities based upon fair value determinations was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,535,658
Total assets acquired	2,623,625
Liabilities assumed	(46,219)
Net assets acquired	$2,577,406

The purchase price consists of the following:

Cash	$100,000
Promissory note, net	1,365,096
Common stock	1,112,310
Total purchase price	$2,577,406

We completed the following acquisitions in furtherance of our strategy to acquire small, privately owned enterprises in the mobile marketing sector through asset purchase structures. We made the acquisitions to expand our market presence and product offerings.

The purchase consideration for each acquisition was allocated to the tangible assets and identifiable intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date, with the remaining unallocated consideration recorded as goodwill. An independent valuation expert assisted us in determining these fair values.

We have included the financial results of these acquisitions in our consolidated financial statements from the date of acquisition.

Front Door Insights

We acquired certain assets and liabilities of Front Door Insights, LLC (“FDI”) in May 2013 pursuant to an asset purchase agreement. The assets acquired and liabilities assumed from FDI consisted of cash on hand, accounts receivable, all rights under all contracts other than excluded contracts, prepaid expenses, all technology and intellectual property rights, accounts payable, and obligations under a commercial lease.

The purchase consideration totaling $2,577,406 consisted of: (1) $100,000 in cash; (2) a non-interest bearing promissory note in the principal amount of $1,400,000, which was discounted by $34,904; and (3) 1,166,667 shares of our common stock valued based on the closing market price on the acquisition date at $1,112,310.  The promissory note was settled in full in June 2013.

The asset purchase agreement included a working capital adjustment pursuant to which the number of shares issuable to FDI would be increased, or decreased, in the event the working capital of FDI exceeded, or was less than, $10,000, respectively, as of the closing. The working capital adjustment was immaterial and was settled in cash.

The asset purchase agreement contained customary representations, warranties and covenants by the parties, including each party’s agreement to indemnify the other against any claims or losses arising from their breach of the asset purchase agreement. FDI and its members have also agreed that for a period of three years following the closing not to engage in the business of providing interactive mobile marketing platforms or services or to solicit the pre-closing clients, vendors or employees of FDI, except in each case on our behalf.

The allocation of the purchase consideration to assets acquired and liabilities assumed was as follows:

Cash	$5,500
Accounts receivable	27,467
Contracts	813,000
Customer relationships	22,000
Developed technology	96,000
Non-compete agreement	124,000
Goodwill	1,535,658
Total assets acquired	2,623,625
Liabilities assumed	(46,219)
Net assets acquired	$2,577,406

The following information presents unaudited pro forma consolidated results of operations for the twelve months ended December 31, 2013 as if the FDI acquisition described above had occurred on January 1, 2013, and the results of operations for the year ended December 31, 2012 as if the FDI acquisition described above had occurred on January 1, 2012. The following unaudited pro forma financial information gives effect to certain adjustments, including the increase in compensation expense related to additional head-count and amortization of acquired intangible assets. The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition been consummated as of the date indicated, nor are they necessarily indicative of future operating results. The unaudited pro forma financial information is as follows:

	(Unaudited)
	Year ended December 31,
	2013	2012
Total revenues	$4,255,947	$4,427,542
Net loss	$(17,120,236)	$(9,533,541)
Basic and diluted loss per share	$(1.55)	$(0.32)

Sequence (Stampt)

We acquired certain assets of Sequence, LLC (“Sequence”) in May 2013 pursuant to an asset purchase agreement. The assets acquired consisted of all application software, URL’s, websites, trademarks, brands, customers and customer lists. We assumed no liabilities in the transaction.

The purchase consideration totaling $707,750 consisted of: (1) $300,000 in cash; (2) 125,000 shares of our common stock valued based on the closing market price on the acquisition date at $183,750; and (3) twenty-four monthly earn-out payments consisting of 10% of the eligible monthly revenue subsequent to closing, with a fair value of $224,000.

The allocation of the purchase consideration to the assets acquired was as follows:

Merchant relationships	$181,000
Trade name	76,000
Developed technology	71,000
Goodwill	379,750
Total assets acquired	$707,750

Pro forma results of operations are not presented due to the investment test not reaching the level of a significant acquisition.